Organization - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
fixed-indexed annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	85.00%
Variable annuity
Organization and Nature of Operations [Line Items]
Percentage of net premium written	15.00%
Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	96.00%
Life
Organization and Nature of Operations [Line Items]
Percentage of net premium written	3.00%
Accident and health
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%